Offerings - Offering: 1	Jun. 10, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.30 par value
Amount Registered | shares	250,000
Proposed Maximum Offering Price per Unit	17.70
Maximum Aggregate Offering Price	$ 4,425,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 611.09
Offering Note	Calculated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(c) and (h) under the Securities Act of 1933, as amended (the Securities Act); this price is equal to the average of the high and low prices of the common stock, $0.30 par value (Common Stock), of Team, Inc. as reported on the New York Stock Exchange on June 8, 2026. Represents Common Stock issuable in respect of awards granted under the Second Amended and Restated 2018 Equity Incentive Plan (as amended from time to time, the Plan). Pursuant to Rule 416(a) under the Securities Act, this Registration Statement also covers an indeterminate number of additional shares of Common Stock as may become issuable under the Plan as a result of any stock dividend, stock split, recapitalization or any other similar transaction which results in an increase in the number of shares of outstanding Common Stock.